Quarterly Report
July 31, 2024
MFS®  Municipal
Income Trust
MFM-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 142.2%
Alabama – 3.1%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$180,000	$178,483
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	190,000	190,179
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	285,000	267,552
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	285,000	270,657
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	3,250,000	3,452,410
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	515,000	547,678
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	340,000	190,400
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	440,000	246,400
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	325,000	354,542
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,240,000	1,354,999
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	640,000	626,968
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	295,000	304,834
		$7,985,102
Alaska – 0.3%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$125,000	$125,770
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	180,000	181,078
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	3,950,000	521,289
		$828,137
Arizona – 5.5%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2039 (n)	$60,000	$60,798
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	100,000	99,146
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	155,000	152,385
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	80,000	81,606
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	35,000	35,479
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	65,000	64,817
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	170,000	167,752
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	70,000	70,957
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	65,000	64,817
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	60,000	59,206
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5%, 7/01/2043	305,000	306,159
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	105,000	106,410
Arizona Industrial Development Authority Education Rev. (KIPP NYC Public Charter Schools - Jerome Facility Project), “B”, 4%, 7/01/2051	1,145,000	1,045,179
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	360,000	323,900
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	25,000	24,411
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	30,000	30,255
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	45,000	43,796
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	115,000	105,395
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	490,000	447,205
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	100,000	100,087
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	275,000	271,753
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	1,815,000	1,926,676
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	15,000	15,011
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	25,000	25,959
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049	50,000	50,935
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	65,000	65,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	$80,000	$82,639
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	240,000	243,053
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	675,000	640,155
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	525,000	485,626
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	240,000	241,520
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	80,000	80,507
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	380,000	380,252
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	190,000	190,040
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	850,000	850,442
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	100,000	100,511
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	85,000	85,199
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	530,000	529,956
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	150,000	150,019
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	310,000	312,811
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	340,000	341,613
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	870,000	654,039
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	500,000	391,474
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	40,000	40,823
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	95,000	96,145
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	75,000	75,427
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	160,000	163,300
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	690,000	563,020
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	720,000	780,601
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	100,000	101,014
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	520,000	531,892
		$13,858,113
Arkansas – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	$135,000	$135,000
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	15,000	14,644
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	125,000	85,684
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5.25%, 3/01/2053	1,225,000	1,325,292
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	230,000	230,096
		$1,790,716
California – 9.6%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$2,125,000	$519,920
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.25%, 7/01/2043 (u)	1,445,000	1,449,335
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 4.5%, 7/01/2054 (u)	2,670,000	2,676,702
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,085,000	2,234,699
California Community College Financing Authority, Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	1,040,000	1,061,130
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,357,821	1,421,676
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	210,000	258,349
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	170,000	172,347
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	170,000	171,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	$160,000	$160,003
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	25,000	24,893
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	390,000	351,778
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	265,000	282,761
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	130,000	124,041
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	205,000	183,868
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	750,000	10,125
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	960,836	96
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	55,000	55,910
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	55,000	55,225
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	25,000	25,044
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	150,000	147,535
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	65,000	64,019
California Public Finance Authority, Senior Living Rev., Bond Anticipation Notes (Kendal at Ventura Project), Capital Appreciation, “A”, 0%, 5/15/2028 (n)	615,000	707,657
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,985,000	1,989,771
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)	670,000	673,953
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5%, 7/01/2042 (n)	250,000	255,880
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.25%, 7/01/2052 (n)	255,000	260,629
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	180,000	180,517
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	190,000	190,106
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	100,000	100,056
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	325,000	325,687
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	190,000	191,418
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	385,000	417,866
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	145,000	145,229
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	855,000	857,514
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	585,000	590,941
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	175,000	177,335
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	115,000	116,384
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	165,000	126,452
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	1,395,000	1,376,753
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 4.5%, 11/01/2052	355,000	363,262
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	300,000	302,560
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	585,000	635,227
San Francisco, CA, City & County Airports Commission Refunding Rev., “C”, 5.75%, 5/01/2048	1,475,000	1,655,340
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	50,000	50,028
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	915,000	867,875
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	935,000	449,896
		$24,459,004
Colorado – 3.2%
Broomfield, CO, Midcities Metropolitan District No. 2 Special Rev., AGM, 4%, 12/01/2046	$1,094,000	$1,046,622
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	75,000	75,098
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	70,000	70,065
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	70,000	70,064
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (American Academy Project), 5%, 12/01/2055	1,875,000	1,899,616

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	$85,000	$72,320
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	220,000	164,488
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	400,000	326,472
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	170,000	150,380
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	735,000	789,817
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	225,000	209,163
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	240,000	234,263
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	220,000	210,857
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	75,000	76,289
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	205,000	207,678
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	155,000	151,001
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	680,000	618,277
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	175,000	175,084
Denver, CO, Multi-Family Housing Authority Rev. (FLO Senior Apartment Project), “A”, 4.5%, 7/01/2041	820,000	840,835
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	710,000	716,213
		$8,104,602
Connecticut – 1.4%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2044 (n)	$955,000	$916,365
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	230,000	213,858
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	635,000	657,943
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	1,680,000	1,684,565
		$3,472,731
Delaware – 0.5%
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$260,000	$262,779
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	355,000	359,920
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	180,000	181,005
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	115,000	115,317
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	105,000	104,677
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	140,000	138,415
		$1,162,113
District of Columbia – 2.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2051 (n)	$625,000	$606,065
District of Columbia Rev. (Rocketship D.C.), “A”, 5.75%, 6/01/2054 (n)	250,000	257,508
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	280,000	268,357
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4.5%, 10/01/2053	815,000	821,174
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2054 (u)	4,275,000	4,698,054
		$6,651,158
Florida – 9.1%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$70,000	$70,044
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	145,000	145,065
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	70,000	70,024
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	335,000	310,288
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	82,026	2,215
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	782,979	21,140
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	265,000	268,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	$100,000	$100,520
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	120,000	117,071
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	130,000	136,391
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	240,000	238,667
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	950,000	914,566
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	110,000	109,836
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	100,000	98,647
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	86,212
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	110,000	112,888
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	185,000	188,452
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	180,000	180,293
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	135,000	123,077
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	65,000	55,491
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	45,000	45,507
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	135,000	137,430
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	350,000	352,203
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053 (u)	4,275,000	4,461,475
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	520,000	489,961
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	465,000	342,770
Florida Development Finance Corp. Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	300,000	306,216
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	170,000	170,816
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	350,000	348,917
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	390,000	378,038
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	185,000	176,412
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	270,000	274,894
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	225,000	238,122
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2044	140,000	143,850
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2049	455,000	463,213
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	275,000	275,276
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	125,000	125,611
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	1,245,000	1,153,404
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	540,000	539,974
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	135,000	143,934
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	200,000	200,083
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	115,000	115,019
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	100,000	100,016
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	445,000	169,100
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2053	685,000	726,062
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	1,635,000	1,482,362
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	305,000	171,027
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	495,000	206,896
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	150,000	151,643
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	570,000	484,584
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	475,000	433,695
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	180,000	180,458
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	330,000	320,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	$190,000	$193,021
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	265,000	278,971
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	95,000	95,300
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	110,000	104,452
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	200,000	185,384
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	125,000	104,993
South Miami, FL, Health Facilities Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	1,005,000	943,310
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	110,000	85,512
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/2010 (d)	152,048	69,942
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	35,000	35,039
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	35,000	35,031
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	70,000	70,069
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	215,000	215,137
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	295,000	295,661
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	230,000	230,060
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	75,000	73,811
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	150,000	150,761
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	330,000	332,427
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	590,000	592,579
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	260,000	268,735
		$23,019,582
Georgia – 3.4%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$105,000	$100,535
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	100,000	100,450
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	450,000	421,946
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	85,000	85,380
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	145,000	145,610
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	155,000	155,133
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	960,000	1,081,992
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	285,000	294,861
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	210,000	217,023
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	2,500,000	2,643,742
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	695,000	731,722
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2056	190,000	194,491
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	365,000	387,794
Georgia Ports Authority Rev., 4%, 7/01/2052	420,000	414,006
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,605,000	1,731,986
		$8,706,671
Guam – 0.0%
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	$120,000	$100,730
Hawaii – 0.2%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$165,000	$162,598
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	125,000	118,840
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	125,000	111,661
		$393,099

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Idaho – 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$80,000	$80,477
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	105,000	107,674
		$188,151
Illinois – 11.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,030,000	$939,771
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	530,000	442,259
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	460,000	366,377
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	190,000	144,839
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	100,000	102,589
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	100,000	102,472
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	220,000	233,155
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	260,000	262,852
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	2,350,000	2,456,102
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	500,000	554,632
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	400,000	395,530
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	680,000	729,976
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	155,000	146,741
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	150,000	138,526
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	480,000	480,999
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	1,210,000	1,336,278
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	2,250,000	2,383,691
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,520,000	1,623,651
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	205,000	211,909
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	790,000	816,610
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	170,000	170,875
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	1,520,000	378,936
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	2,565,000	911,254
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.5%, 1/01/2053	290,000	315,889
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	160,000	163,776
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	490,000	494,344
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	395,000	403,231
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	220,000	223,668
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	1,605,000	1,722,139
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	905,000	925,378
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	228,000	227,999
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	45,000	46,016
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	55,000	55,358
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	30,000	29,695
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	60,000	58,210
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	55,000	52,268
Illinois Finance Authority Rev. (Lake Forest College), “A”, 5.25%, 10/01/2052	805,000	814,211
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	475,000	423,605
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	715,000	765,429
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	5,000	5,095
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	980,000	961,993
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	615,000	630,294
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	70,000	71,035
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	145,000	146,219
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	120,000	121,125
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	110,000	110,760
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	655,000	592,602

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	$45,000	$45,466
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	180,000	179,273
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	45,000	44,234
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	235,000	234,987
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	135,000	135,079
State of Illinois, General Obligation, 4.5%, 11/01/2039	255,000	257,335
State of Illinois, General Obligation, 5%, 11/01/2040	755,000	767,237
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	230,000	230,318
State of Illinois, General Obligation, “A”, 5.5%, 3/01/2047	1,605,000	1,752,042
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	306,156
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	720,000	726,323
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	715,000	715,673
		$30,084,486
Indiana – 2.2%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	$1,150,000	$1,331,038
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	70,000	70,265
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	180,000	180,146
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2044	35,000	30,084
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2049	35,000	28,846
Indiana Finance Authority, Environmental Refunding Rev. (Duke Energy Indian, Inc. Project), “A-2”, 4.5%, 5/01/2035 (Put Date 6/01/2032)	1,205,000	1,210,067
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	670,000	676,622
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 5%, 1/01/2052	1,405,000	1,456,507
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	335,000	349,755
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	190,000	209,410
		$5,542,740
Iowa – 0.4%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$90,000	$90,342
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	75,000	74,413
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	130,000	119,374
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	55,000	56,302
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	55,000	56,474
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	65,000	67,617
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	565,000	469,695
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	170,000	25,504
		$959,721
Kansas – 1.3%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$400,000	$405,283
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	200,000	202,642
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	165,000	159,590
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	75,000	68,194
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	85,000	86,460
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	75,000	76,262
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	100,000	100,713
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	285,000	229,260
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	300,000	314,904
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	465,000	453,769
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	150,000	132,446
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	180,000	142,017
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	400,000	367,034

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	$85,000	$84,546
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	360,000	360,188
		$3,183,308
Kentucky – 2.1%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$270,000	$269,666
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	555,000	426,470
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	535,000	403,288
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	430,000	359,658
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	200,000	165,492
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	495,000	506,529
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	320,000	324,639
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	250,000	255,713
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	165,000	167,361
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	125,000	127,212
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	205,000	206,904
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	240,000	213,189
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	650,000	512,998
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	165,000	126,438
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	725,000	751,307
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	160,000	151,979
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	260,000	245,342
		$5,214,185
Louisiana – 2.7%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	$1,085,000	$947,223
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	280,000	261,975
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	256,836	240,717
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	320,000	295,172
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	140,000	147,775
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	100,000	105,639
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	110,000	112,911
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	100,000	98,099
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	325,000	319,600
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	265,000	254,055
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	170,000	170,461
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	650,000	650,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	$85,000	$84,667
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	110,000	104,125
Louisiana Local Government, Environmental Facilities & Community Development Authority, Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	185,000	160,796
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	480,000	358,888
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	230,000	171,967
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	215,000	215,620
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	890,000	941,591
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	1,240,000	1,132,221
		$6,773,744
Maine – 0.7%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$135,000	$134,786
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	595,000	596,675
Maine Health & Higher Educational Facilities Authority Rev., “A”, AGM, 4.375%, 7/01/2048	445,000	445,491
Maine Health & Higher Educational Facilities Authority Rev., “A”, AGM, 4.375%, 7/01/2053	610,000	600,172
		$1,777,124
Maryland – 1.0%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$205,000	$206,431
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	100,000	97,371
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	240,000	227,102
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	15,000	13,540
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	50,000	41,101
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	160,000	125,207
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	285,000	293,494
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	170,000	173,738
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	480,000	486,092
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	1,795,000	451,830
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	80,000	80,327
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	135,000	131,521
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	140,000	131,565
		$2,459,319
Massachusetts – 1.6%
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2029	$75,000	$76,276
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	40,000	39,872
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	1,055,017	106
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	235,000	231,407
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	310,000	310,925
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	100,000	86,359
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	130,000	131,165
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	425,000	426,451
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	105,000	105,169
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	120,000	120,453
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	5,000	4,972
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2046	850,000	772,403
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	225,000	160,016
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	710,000	620,285
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “D”, 5%, 7/01/2054	405,000	409,006
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	415,000	343,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	$255,000	$204,640
		$4,042,850
Michigan – 1.1%
Board of Regents of Eastern Michigan University, General Rev., “A”, 4%, 3/01/2047	$500,000	$474,833
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2048	185,000	185,499
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	45,000	43,681
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	110,000	99,744
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	115,000	110,288
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	95,000	93,184
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	85,000	93,731
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051 (z)	100,000	57,444
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (z)	190,000	114,117
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (z)	190,000	109,144
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	65,000	65,097
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	75,000	75,203
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	55,083
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	160,000	160,116
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	1,160,000	1,176,297
		$2,913,461
Minnesota – 1.2%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	$115,000	$103,326
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	285,000	235,824
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	210,000	204,324
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	310,000	317,639
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	235,000	226,169
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	240,000	244,533
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5.125%, 10/01/2048	750,000	759,959
Minnesota Independent School District No. 150 (Hawley Public Schools), General Obligation School Building, “A”, 4.25%, 2/01/2046	955,000	963,064
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	105,000	105,864
		$3,160,702
Mississippi – 0.8%
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	$1,635,000	$1,563,950
Mississippi Development Bank Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	255,000	258,714
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	130,000	123,229
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	215,000	216,453
		$2,162,346
Missouri – 2.5%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (Southeast Health), 4%, 3/01/2041	$170,000	$165,050
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058 (u)	3,270,000	3,538,696
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	940,000	956,587
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	100,000	98,034
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	290,000	277,187
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	80,000	78,448
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	55,000	52,222
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	140,000	125,064
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	400,000	369,001

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	$75,000	$69,014
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	185,000	161,416
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	405,000	333,527
		$6,224,246
Nebraska – 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$210,000	$226,549
Nevada – 0.4%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	$265,000	$266,857
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	205,000	205,242
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	175,000	171,152
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	275,000	275,231
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	40,000	38,457
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	50,000	48,383
		$1,005,322
New Hampshire – 1.4%
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	$1,170,000	$1,163,516
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	270,000	293,306
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	953,268	960,130
National Finance Authority, NH, Municipal Certificates, “2-A”, 4%, 10/20/2036	549,690	537,716
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	595,000	572,657
		$3,527,325
New Jersey – 3.4%
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	$275,000	$295,156
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	70,000	70,097
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	70,000	70,063
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	420,000	420,330
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	210,000	210,245
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	1,230,000	1,248,891
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	140,000	140,091
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	180,000	180,118
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	250,000	252,086
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	365,000	375,485
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,425,000	1,403,928
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	395,000	379,258
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	65,000	48,524
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	110,000	110,400
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	70,000	71,324
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverview Towers Apartments), “B”, GNMA, 5.25%, 12/20/2065	961,953	1,014,462
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	735,000	741,620
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	205,000	201,148
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	205,000	226,443
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	525,000	343,931
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	1,375,000	858,164
		$8,661,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – 12.6%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$1,200,000	$1,203,861
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	215,000	215,905
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	140,000	141,547
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	365,000	365,137
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	305,000	315,231
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), “A”, 5.25%, 12/01/2052	805,000	837,644
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	710,000	728,519
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	155,000	147,807
New York City Water Finance Authority, Water and Sewer System Second General Resolution Rev., “CC-1”, 5.25%, 6/15/2054 (u)	4,275,000	4,741,616
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	475,000	436,580
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	98,819
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	100,000	98,198
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	2,165,000	2,167,064
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	815,000	867,347
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	740,000	764,223
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	475,000	513,483
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	300,000	312,055
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	1,460,000	1,589,159
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060 (u)	2,070,000	2,146,528
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060 (u)	2,200,000	2,322,254
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	145,000	142,715
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-1”, 4.75%, 11/01/2048	1,085,000	1,105,412
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “G”, 4.95%, 11/01/2058	430,000	438,803
New York, NY, Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	465,000	470,616
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	3,039,072	3,033,972
New York, NY, Mortgage Agency Homeowner Rev., 4.7%, 10/01/2038	395,000	405,966
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	530,000	502,348
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	425,000	356,738
Port Authority of NY & NJ (234th Series), 5.5%, 8/01/2052	1,005,000	1,088,313
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	130,000	101,093
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	180,000	138,679
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	210,000	160,477
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	355,000	270,479
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	390,000	296,546
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	360,000	273,640
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	300,000	228,015
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	1,440,000	1,466,536
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	195,000	190,284
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	920,000	827,903
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2047	130,000	138,446
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	230,000	257,408
		$31,907,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – 1.5%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$55,000	$59,155
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	95,000	91,077
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	35,000	31,860
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	375,000	311,027
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	40,000	38,348
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	55,000	55,199
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	165,000	165,077
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	100,000	100,005
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	110,000	110,710
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	75,000	73,514
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	65,000	65,094
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	65,000	66,176
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	125,000	126,781
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	250,000	253,197
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	170,000	171,985
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	2,065,000	2,199,555
		$3,918,760
North Dakota – 0.7%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	$135,000	$140,338
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	230,000	238,398
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	575,000	578,070
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	330,000	329,577
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	70,000	65,137
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	540,000	488,076
		$1,839,596
Ohio – 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$3,505,000	$3,245,858
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	80,000	80,277
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	220,000	207,583
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	85,000	78,944
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	415,000	419,721
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	565,000	565,012
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	300,000	305,348
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	295,000	295,562
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	1,530,000	1,559,367
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	65,000	56,387
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	95,000	77,063
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	130,000	117,841
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	175,000	183,063
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	605,000	614,404
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	255,000	245,453
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	225,000	226,740
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	195,000	199,058
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	965,000	985,760
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	555,000	555,161
		$10,018,602

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oklahoma – 1.7%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$440,000	$365,084
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	230,000	229,893
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	200,000	182,933
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	530,000	552,954
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	535,000	552,270
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	400,000	410,303
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	360,000	370,109
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	400,000	407,943
Tulsa County, OK, Industrial Authority, Senior Living Community Refunding Rev. (Montereau, Inc. Project), “A”, 5.25%, 11/15/2045	1,315,000	1,324,753
		$4,396,242
Oregon – 0.9%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	$915,000	$706,003
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	410,000	307,561
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	40,000	36,175
Oregon Facilities Authority Rev. (Willamette University Projects), “A”, 4%, 10/01/2051	300,000	257,430
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2047	200,000	199,412
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2052	450,000	444,561
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	530,000	421,363
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-1”, 2.5%, 11/15/2028	25,000	22,940
		$2,395,445
Pennsylvania – 9.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,380,000	$1,308,105
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	100,000	104,765
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	100,000	101,925
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	120,000	120,542
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	245,000	248,716
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	175,000	175,367
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2034	465,000	297,600
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2047	410,000	262,400
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	200,000	128,000
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	895,000	572,800
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2044	705,000	451,200
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	445,000	494,145
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	805,000	586,857
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	185,000	116,766
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	90,000	79,600
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	200,000	136,602
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	100,000	105,297
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	5,000	5,201
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	50,000	44,031
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,427
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	50,000	50,171
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	230,000	229,984
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	305,000	293,280
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	310,000	288,144
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	295,000	267,660
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,850,000	1,048,912
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	205,000	193,372
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	205,000	158,296

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	$235,000	$241,617
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,435,000	1,359,828
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	300,000	315,651
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2044	1,075,000	446,513
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	495,000	95,995
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	1,000,000	1,031,515
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	815,000	898,240
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,145,000	1,185,999
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2042	1,030,000	1,036,903
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	415,000	382,038
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	245,000	245,901
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	660,000	664,879
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	970,491	1,030,630
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	595,000	628,959
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	305,000	327,232
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	100,000	100,968
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	335,000	350,012
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	102,507
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	275,000	280,291
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	235,000	236,588
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	335,000	342,385
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	255,000	260,197
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,060,000	1,057,087
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	280,000	270,482
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	405,000	391,046
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	220,000	212,477
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	245,000	225,634
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	350,000	304,208
Philadelphia, PA, School District General Obligation, “B”, 5%, 9/01/2043	150,000	154,660
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	885,000	804,409
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	30,000	30,034
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	60,000	60,216
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	60,000	60,120
		$23,010,386
Puerto Rico – 3.4%
AES Puerto Rico LP, Taxable, 12.5%, 3/04/2026	$118,822	$115,257
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	804,000	753,999
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	30,000	30,002
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	105,000	102,609

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	$1,960,000	$1,053,500
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	10,000	10,006
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	55,000	54,731
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	125,000	123,663
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	490,000	480,975
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	985,000	529,438
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	67,059	66,303
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	511,449	505,199
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	70,000	70,068
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	125,000	125,287
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	15,000	15,104
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	82,000	82,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	197,000	195,278
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,543,000	2,553,654
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	507,000	502,551
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,790
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	93,000	91,980
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,498,000	1,054,148
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	252,000	83,670
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	70,000	70,080
		$8,674,318
Rhode Island – 0.8%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	$1,540,000	$1,504,487
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	110,000	103,126
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	350,000	331,401
		$1,939,014
South Carolina – 3.4%
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	$415,000	$414,560
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.5%, 10/01/2051	1,115,000	1,114,951
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	100,000	75,725
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	105,000	89,323
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	75,000	69,511
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	40,000	34,952
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	160,000	158,623
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	170,000	171,908
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	120,000	120,502
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	300,000	277,818
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	165,000	149,434
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	770,000	781,276
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	310,000	300,175
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	225,000	213,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Public Service Authority Refunding Rev. (Santee Cooper), “B”, AGM, 5%, 12/01/2054 (u)	$3,990,000	$4,246,078
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	490,000	502,172
		$8,720,377
Tennessee – 3.1%
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	$85,000	$86,849
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	100,000	102,028
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	130,000	131,792
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	250,000	271,123
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	425,000	460,152
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	666,015	668,232
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	2,060,000	2,221,279
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	905,000	925,405
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,250,000	1,301,738
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2025	450,000	451,606
Tennessee Housing Development Agency, Residential Finance Program Rev., “2A”, 4.7%, 7/01/2053	1,265,000	1,268,714
		$7,888,918
Texas – 8.7%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$100,000	$100,016
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	90,000	90,293
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	385,000	372,564
Arlington, TX, Higher Education Finance Corp. Education Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.25%, 8/15/2047	520,000	522,557
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	95,000	95,521
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	150,000	145,899
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	155,000	149,245
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	365,000	385,321
Austin, TX, Airport System Rev., 5%, 11/15/2052	535,000	559,036
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	20,000	19,762
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	50,000	49,779
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.125%, 4/01/2043	995,000	1,038,023
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	170,000	170,152
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	275,000	275,246
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	120,000	97,808
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	80,854
Crowley, TX, Independent School District (Tarrant and Johnson Counties), Texas PSF, 4.25%, 2/01/2053	650,000	649,775
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	160,000	157,195
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	405,000	405,085
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	665,000	640,373
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	30,000	30,057
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	75,000	75,140
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	1,205,000	574,457
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	125,000	56,696
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	425,000	148,046
Houston, TX, Airport System Refunding Rev., Subordinate Lien, “A”, AGM, 5.25%, 7/01/2053	515,000	549,806
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	470,000	470,666
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,024
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	100,000	101,964
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	85,000	68,081
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	145,000	145,723
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	355,000	354,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	$15,000	$14,692
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	110,000	99,711
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	80,000	67,658
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	90,000	73,646
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	30,000	27,988
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	50,000	43,005
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	60,000	46,598
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	150,000	113,476
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	175,000	177,350
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	225,000	227,336
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	400,000	359,608
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	625,000	522,435
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	445,000	447,384
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	195,000	197,245
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	360,000	364,399
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	265,000	268,388
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	785,000	723,573
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	1,000,000	1,059,626
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	160,000	160,503
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	195,000	194,819
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	1,637,959	1,031,914
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	265,000	265,776
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.25%, 9/01/2053	1,225,000	1,280,889
Texas Municipal Gas Acquisition and Supply Corp IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	2,140,000	2,401,494
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	505,000	542,442
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	480,000	547,066
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	470,000	479,357
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	50,000	28,404
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	40,000	21,430
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	45,000	22,763
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	45,000	21,475
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	85,000	38,351
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	115,000	49,079
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	95,000	38,397
Tomball, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 3.875%, 2/15/2043	1,425,000	1,388,399
		$22,026,081
Utah – 0.9%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2043	$770,000	$788,869
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	475,000	432,813
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	100,000	100,080
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	150,000	144,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utah – continued
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	$730,400	$754,231
		$2,220,990
Vermont – 0.9%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$120,000	$120,945
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	1,562,000	1,697,977
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	40,000	39,489
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	365,000	348,387
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	150,000	141,197
		$2,347,995
Virginia – 2.0%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	$145,000	$150,946
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	210,000	170,247
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	255,000	281,109
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	115,000	115,598
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	290,000	267,823
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	210,000	210,017
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	890,000	1,014,746
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	190,000	187,735
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	975,000	913,785
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	100,000	100,000
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 5.25%, 7/01/2053	1,225,000	1,331,562
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	355,000	387,268
		$5,130,836
Washington – 2.3%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$860,000	$847,790
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	225,000	230,124
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	290,000	294,210
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	560,000	552,808
Kalispel Tribe of Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	210,000	217,687
Kalispel Tribe of Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	100,000	103,660
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	100,000	92,916
Seattle, WA, Port Rev., 4%, 4/01/2044	165,000	157,350
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	185,000	188,618
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	180,000	182,933
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	400,000	353,080
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	160,000	123,553
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	125,000	93,915
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	100,000	90,434
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	140,000	135,036
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	225,000	197,569
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	260,000	220,287
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	4,373,861	190,350
Washington State Housing Finance Commission Municipal Certificates, “X”, 3.5%, 12/20/2035	1,079,644	1,002,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – continued
Washington State Housing Finance Commission Non-Profit Refunding Rev. (Seattle Academy of Arts and Sciences Project), 6.375%, 7/01/2063 (n)	$310,000	$342,132
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	140,000	144,802
		$5,761,294
West Virginia – 0.6%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$95,000	$84,607
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	163,000	174,683
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	205,000	198,718
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8.00% to 6/01/2053 (n)	1,143,000	257,232
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	750,000	761,204
		$1,476,444
Wisconsin – 11.2%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$1,145,000	$564,924
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	495,000	243,054
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	130,000	121,742
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	205,000	172,937
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	110,000	83,997
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	110,000	80,772
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	2,000,000	1,878,414
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	365,000	399,315
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	965,000	799,488
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	80,000	80,058
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	190,000	159,586
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	75,000	71,082
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	150,000	133,380
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	450,000	381,989
Wisconsin Housing & Economic Development Authority Housing Rev., “A”, 4.8%, 11/01/2048	615,000	633,025
Wisconsin Housing & Economic Development Authority Housing Rev., “A”, 4.9%, 11/01/2053	570,000	586,192
Wisconsin Housing & Economic Development Authority Housing Rev., “A”, 4.95%, 11/01/2057	655,000	674,647
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	320,000	320,189
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	2,575,000	2,575,378
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	155,000	135,354
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	300,000	333,331
Wisconsin Public Finance Authority Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	235,000	239,287
Wisconsin Public Finance Authority Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	355,000	371,175
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	75,000	75,028
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	110,000	109,992
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	245,000	252,457
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	50,000	50,665
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	400,000	396,074
Wisconsin Public Finance Authority Health Care System Rev. (Cone Health), “A”, 5%, 10/01/2052	1,205,000	1,273,593
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	190,000	147,088
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	25,000	25,072
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	155,000	155,026
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	150,000	147,759
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	200,000	190,174
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,995,000	1,814,354
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	735,000	556,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$1,320,000	$1,029,600
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	865,000	866,193
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050 (n)	350,000	349,118
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	405,000	422,494
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	100,000	88,895
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	390,000	331,581
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	565,000	516,673
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	945,000	837,482
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	355,000	360,031
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	275,000	242,410
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/2032) (n)	5,000	5,363
Wisconsin Public Finance Authority Rev., Subordinate-Social Certificates, “B-1”, 4%, 12/28/2044 (n)	796,030	663,700
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	125,000	126,508
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	70,000	70,300
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	330,000	326,513
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	270,000	261,916
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	260,000	261,126
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	240,000	241,295
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	225,000	226,373
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	265,000	266,782
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	1,105,000	900,617
Wisconsin Public Finance Authority Special Rev. (Astro Texas Land Projects, Municipal Utility Districts, Brazoria, Galveston, Harris and Waller Counties, TX), 5.5%, 12/15/2028 (n)	584,000	586,244
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	40,000	41,061
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2063 (n)	470,000	506,744
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “B”, 6.75%, 7/01/2063 (n)	420,000	459,140
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	170,000	176,510
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	105,000	107,651
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	130,000	131,841
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	185,000	186,080
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	495,000	417,810
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	345,000	345,695
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	620,000	631,907
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	275,000	284,970
		$28,503,741
Total Municipal Bonds		$360,815,506
Other Municipal Bonds – 0.6%
Multi-Family Housing Revenue – 0.6%
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	$892,657	$937,072
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.303%, 7/25/2041 (i)(n)	1,043,386	99,956
FRETE 2023-ML16 Trust, “X-CA”, 4.632%, 7/25/2038	392,721	410,889
Total Other Municipal Bonds		$1,447,917

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.1%
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$140,000	$135,213
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	$340,000	$179,024
Total Bonds		$314,237
Preferred Stocks – 0.0%
Utilities - Electric Power – 0.0%
AES Guayama Holdings B.V. (x)	11,249	$29,247
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.39% (v)	1,584,296	$1,584,455

Other Assets, Less Liabilities – 1.3%		3,412,371
Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value (issued by the fund) – (44.8)%		(113,800,000)
Net assets applicable to common shares – 100.0%		$253,803,733
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,584,455 and $362,606,907, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,643,345, representing 21.5% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017	$746,292	$10,125
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	835,468	96
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/2017	82,026	2,215
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/2013-11/15/2017	782,978	21,140
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	9/30/2016	98,537	57,444
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	9/30/2016	188,737	114,117
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	9/30/2016	187,221	109,144
Total Restricted Securities			$314,281
% of Net assets applicable to common shares			0.1%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$—	$29,247	$29,247
Municipal Bonds	—	362,263,423	—	362,263,423
U.S. Corporate Bonds	—	314,237	—	314,237
Mutual Funds	1,584,455	—	—	1,584,455
Total	$1,584,455	$362,577,660	$29,247	$364,191,362
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/23	$—
Received as part of a corporate action	29,247
Balance as of 7/31/24	$29,247
At July 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,774,605	$44,935,157	$55,124,797	$(204)	$(306)	$1,584,455
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$205,936	$—